RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	£ 166	£ 227
Debt securities:
Fixed interest government bonds	14,286	13,098
Corporate and other debt securities	12,935	11,051
Asset-backed securities	27,401	24,330
Total debt securities	5,405	5,544
Property	11,754	13,104
Investment grade
Debt securities:
Defined benefit scheme fair value of scheme assets debt instruments with investment grade	39,439	33,134
Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	661	594
Debt securities:
Fixed interest government bonds	11,328	8,893
Index-linked government bonds	21,058	18,207
Corporate and other debt securities	12,736	10,588
Asset-backed securities	0	0
Total debt securities	45,122	37,688
Property	136	158
Pooled investment vehicles	13,672	15,358
Money market instruments, cash, derivatives and other assets and liabilities	(8,464)	(8,007)
At 31 December	51,127	45,791
Quoted | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	616	555
Debt securities:
Fixed interest government bonds	11,328	8,893
Index-linked government bonds	21,058	18,207
Corporate and other debt securities	12,736	10,588
Asset-backed securities	0	0
Total debt securities	45,122	37,688
Property	0	0
Pooled investment vehicles	650	4,773
Money market instruments, cash, derivatives and other assets and liabilities	812	204
At 31 December	47,200	43,220
Unquoted | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	45	39
Debt securities:
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Total debt securities	0	0
Property	136	158
Pooled investment vehicles	13,022	10,585
Money market instruments, cash, derivatives and other assets and liabilities	(9,276)	(8,211)
At 31 December	£ 3,927	£ 2,571